Reconciliation of Differences Between Federal Statutory and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax at statutory rate	(17.00%)	35.00%	(35.00%)
Effect of international operations	377.40%	(18.40%)	5.50%
Foreign incentives	(19.50%)	(3.50%)	(1.30%)
Foreign repatriation			2.60%
Tax authority positions, net		(3.10%)
Valuation allowance	48.20%	(6.70%)	35.90%
Other, net	0.30%	(0.40%)	(0.50%)
Effective tax expense rate	389.40%	2.90%	7.20%